RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 20 -	RELATED PARTY TRANSACTIONS

The related party relationships and related party transactions are listed as follows:

Related party relationships

Name of related parties	Relationship with the Company

Shenhua Hollysys Information Technology Co., Ltd. (“Shenhua Information”)	20% owned by Beijing Hollysys
China Techenergy Co., Ltd. (“China Techenergy”)	40% owned by Beijing Hollysys
Beijing Hollysys Electric Motor Co., Ltd. (“Electric Motor”)	40% owned by Beijing Hollysys
Beijing Hollysys Machine Automation Co., Ltd. (“Hollysys Machine”)	30% owned by Hollysys (Beijing) Investment Co., Ltd. (“Hollysys Investment”)
Heilongjiang Ruixing Technology Co., Ltd. (“Heilongjiang Ruixing”)	6% owned by Beijing Hollysys
Beijing IPE Biotechnology Co., Ltd. (“Beijing IPE”)	22.02% owned by Beijing Hollysys
Beijing Hollycon Medicine & Technology. Co., Ltd. (“Hollycon”)	30% owned by Beijing Hollysys Group Co., Ltd. (“Hollysys Group”)
Shenzhen HollySys Intelligent Technologies Co., Ltd. (“Shenzhen HollySys”)	60% owned by Beijing Hollysys Intelligent Technologies Co., Ltd. (“Hollysys Intelligent”)

Due from related parties

	June 30,
	2016	2017

China Techenergy	$22,579	$28,778
Shenhua Information	2,995	3,267
Heilongjiang Ruixing	1,071	1,049
Hollysys Machine	1,367	965
Hollycon	-	79
Shenzhen HollySys	-	2
Beijing IPE	-	2

	$28,012	$34,142

The Company’s management believes that the collection of amounts due from related parties is reasonably assured and accordingly and no provision had been made for these balances.

Due to related parties

	June 30,
	2016	2017

China Techenergy	$1,170	$1,117
Hollysys Machine	112	817
Shenhua Information	358	353
Electric Motor	5	11
Beijing IPE	-	2
Hollycon	-	1

	$1,645	$2,301

Transactions with related parties

Purchases of goods and services from:

	Year ended June 30,
	2015	2016	2017

Hollysys Machine	$914	$555	$749
Electric Motor	50	354	29
Hollycon	-	-	8
Shenhua Information	368	-	-
China Techenergy	1	-	-

	$1,333	$909	$786

Sales of goods and integrated solutions to:

	Year ended June 30,
	2015	2016	2017

China Techenergy	$21,936	$3,657	$10,842
Shenhua Information	2,128	847	765
Hollysys Machine	512	235	167
Hollycon	-	-	108
Beijing IPE	-	-	7
Electric Motor	1	-	-

	$24,577	$4,739	$11,889

Operating lease income from:

	Year ended June 30,
	2015	2016	2017

Hollycon	-	-	602
Hollysys Machine	41	40	-

	$41	$40	$602

Purchases of intangible assets:

	Year ended June 30,
	2015	2016	2017

Hollysys Machine	$-	$-	$1,648

The Company sells automation control systems to China Techenergy which is used for non-safety operations control in the nuclear power industry. China Techenergy incorporates the Company’s non-safety automation control systems with their proprietary safety automated control systems to provide an overall automation and control system for nuclear power stations in China. The Company is not a party to the integrated sales contracts executed between China Techenergy and its customers. The Company’s pro rata shares of the intercompany profits and losses are eliminated until realized through a sale to outside parties, as if China Techenergy were a consolidated subsidiary.

The Company sells automation control systems to Shenhua Information which is used for operations control in the information automation industry. Shenhua Information incorporates the Company’s automation control systems with their proprietary automated remote control systems to provide an overall automation and control system to its customers. The Company is not a party to the integrated sales contracts executed between Shenhua Information and its customers. The Company’s pro rata shares of the intercompany profits and losses are eliminated until realized through a sale to an outside party as if Shenhua Information were a consolidated subsidiary.

The Company engages Hollysys Machine to sell the Company’s products to end customers. The Company pays commission to Hollysys Machine in exchange for its services. The amount of the commission is determined based on the value of the products sold by Hollysys Machine during the year.

In fiscal year 2017, one of the Company’s subsidiary Hollysys Intelligent reached an agreement with Hollysys Machine to purchase a series of fixed assets, software copyrights and patents because of their similar business category.

The Company entered into an operating lease agreement with Hollycon to lease part of its one building located in Beijing. The lease term is for 1 year from the commencement date of July 1, 2016 to June 30, 2017.

Amounts due from and due to the related parties relating to the above transactions are unsecured, non-interest bearing and repayable on demand.